As filed with the U.S. Securities and Exchange Commission on May 16, 2002

                                                              File No. 33-33980
                                                              File No. 811-6067

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

         Pre-Effective Amendment No.___                                     [ ]

         Post-Effective Amendment No. 35                                    [X]
                                      --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

         Amendment No. 36                                                   [X]
                       --

                        (Check appropriate box or boxes.)

                        DIMENSIONAL INVESTMENT GROUP INC.
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
              -----------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005
        -----------------------------------------------------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

____  immediately upon filing pursuant to paragraph (b)
____  on March 30, 2002 pursuant to paragraph (b)
____  60 days after filing pursuant to paragraph (a)(1)
____  on (date) pursuant to paragraph (a)(1)
 X    75 days after filing pursuant to paragraph (a)(2)
----
____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                      TITLE OF SECURITIES BEING REGISTERED:

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                    CONTENTS

This Post-Effective Amendment No. 35/36 to Registration File Nos.
33-33980/811-6067 includes the following:

1.   FACING PAGE (1)

2.   CONTENTS PAGE

3.   PART A -- Prospectus (1)

4.   PART B -- Statement of Additional Information (1)

5.   PART C -- Other Information

6.   SIGNATURES

(1) The Prospectus and Statement of Additional Information relating to the Registrant's DFA International Value Portfolio series of shares, dated July 30, 2002, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 65/66 to the Registration Statement of DFA Investment Dimensions Group Inc., filed May 16, 2002 (File Nos. 2-73948/811-3258) pursuant to Rule 485(a)(2) of the
     1933 Act.

                    DIMENSIONAL INVESTMENT GROUP INC. (35/36)

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Articles of Incorporation.

          (1)  Form of Articles of Restatement.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 12/13 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  December 15, 1995.

          (2)  Form of Articles Supplementary.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 16/17 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  June 20, 1997.

          (3)  Articles Supplementary as filed with the Maryland
               Secretary of State on December 7, 1998 re: the addition of the:

               *    Tax-Managed U.S. Marketwide Value Portfolio II

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 21/22 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  January 22, 1999.

          (4)  Articles Supplementary as filed with the Maryland
               Secretary of State on September 13, 1999 re: the addition of the:

               *    Tax-Managed U.S. Marketwide Value Portfolio XI

               *    U.S. Large Company Institutional Index Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 28/29 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  September 13, 1999.

          (5) Articles Supplementary as filed with the Maryland Secretary of State on March 29, 2000 re: the addition of the:

               *    U.S. 6-10 Small Company Portfolio K

               *    U.S. Large Cap Value Portfolio K

               *    U.S. 4-10 Value Portfolio K

               *    U.S. Large Company Portfolio K

               *    DFA International Value Portfolio K

               *    Emerging Markets Portfolio K

               *    DFA One-Year Fixed Income Portfolio K

               *    DFA Two-Year Global Fixed Income Portfolio K

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 30/31 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  April 26, 2000.

          (6) Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the names of the following
               Portfolios:

               * RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

               * RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

               * RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 32/33 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  January 26, 2001.

          (7) Articles Supplementary as filed with the Maryland Secretary of State on August 8, 2000 re: the removal of the:

               *    Tax Managed U.S. Marketwide Value Portfolio XI

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 32/33 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  January 26, 2001.

     (8) Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the names of the following Portfolios:

               * DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio

               *    U.S. 6-10 Small Company Portfolio K to U.S. Small Cap
                    Portfolio K

               *    U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio
                    K

               *    U.S. 6-10 Value Portfolio II to U.S. Small Cap Value
                    Portfolio II

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 33/34 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  March 23, 2001.

          (9) Articles of Amendment filed with the Maryland Secretary of State to change the name of the following Portfolio:

               * AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 34/35 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  March 27, 2002.

     (b)  By-Laws.

          (1)  Amended By-Laws of the Registrant.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 33/34 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  March 23, 2001.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  See Article Fifth of the Registrant's Articles of Restatement.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 12/13 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  December 15, 1995.

     (d)  Investment Advisory Contracts.

          (1) Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. re: the:

               *    RWB/DFA Two-Year Corporate Fixed Income Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 17/18 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  October 1, 1997.

               (i) Addendum Number One re: the reflection of the following name change:

               * RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 32/33 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  January 26, 2001.

               (ii) Addendum Number Two re: the reflection of the following name change:

                    * AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.d.1.ii.

          (2) Form of Investment Advisory Agreement between the Registrant and DFA re: the:

               *    RWB/DFA Two-Year Government Portfolio

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 17/18 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  October 1, 1997.

               (i) Addendum Number One re: the reflection of the following name change:

                    * RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 32/33 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 26, 2001.

     (e)  Underwriting Contracts.

          (1) Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 19/20 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  March 3, 1998.

     (f)  Bonus or Profit Sharing Contracts.

          Not applicable.

     (g)  Custodian Agreements.

          (1) Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated July 12, 1991.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:       Post-Effective Amendment No. 19/20 to the
                             Registrant's Registration Statement on Form N-1A.
               File Nos.:    33-33980 and 811-6067.
               Filing Date:  March 3, 1998.

               (i)  Addendum Number One

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 21/22 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 22, 1999.

               (ii) Addendum Number Two re: the addition of:

                    *    Tax-Managed U.S. Marketwide Value Portfolio XI

                    *    U.S. Large Company Institutional Index Portfolio

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 28/29 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   September 13, 1999.

               (iii) Addendum Number Three re: the addition of:

                    *    U.S. 6-10 Small Company Portfolio K

                    *    U.S. Large Cap Value Portfolio K

                    *    U.S. 4-10 Value Portfolio K

                    *    U.S. Large Company Portfolio K

                    *    DFA International Value Portfolio K

                    *    Emerging Markets Portfolio K

                    *    DFA One-Year Fixed Income Portfolio K

                    *    DFA Two-Year Global Fixed Income Portfolio K

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 30/31 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.

                    Filing Date:   April 26, 2000.

               (iv) Addendum Number Four re: the addition of:

                    *    Dividend-Managed U.S. Large Company Portfolio II

                    *    Dividend-Managed U.S. Large Company Complement
                         Portfolio II

                    *    Dividend-Managed U.S. Marketwide Value Portfolio II

                    * Dividend-Managed U.S. Marketwide Value Complement Portfolio II

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 31/32 to the
                                   Registrant's Registration Statement on Form
                                   N-1A (later withdrawn).
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   May 15, 2000.

               (v) Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

                    * RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

                    * RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

                    * RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 32/33 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 26, 2001.

               (vi) Addendum Number Six re: the reflection of the following name changes:

                    * DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio

                    * U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

                    * U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

                    * U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 33/34 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 23, 2001.

               (vii) Addendum Number Seven re: the reflection of the following name change:

                    * AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                    EX-99.g.1.vii.

     (h)  Other Material Contracts.

          (1) Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the "Transfer Agency Agreement") dated July 12, 1991.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:        Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form N-1A.
               File Nos.:     33-33980 and 811-6067.
               Filing Date:   March 3, 1998.

               (i)  Addendum Number One

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 21/22 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 22, 1999.

               (ii) Addendum Number Two
                    re:  the addition of:

                    *    Tax-Managed U.S. Marketwide Value Portfolio XI

                    *    U.S. Large Company Institutional Index Portfolio

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 28/29 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   September 13, 1999.

               (iii) Addendum Number Three re: the addition of:

                    *    U.S. 6-10 Small Company Portfolio K

                    *    U.S. Large Cap Value Portfolio K

                    *    U.S. 4-10 Value Portfolio K

                    *    U.S. Large Company Portfolio K

                    *    DFA International Value Portfolio K

                    *    Emerging Markets Portfolio K

                    *    DFA One-Year Fixed Income Portfolio K

                    *    DFA Two-Year Global Fixed Income Portfolio K

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 30/31 to the
                                   Registrant's Registration Statement on Form
                                   N-1A
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   April 26, 2000.

               (iv) Addendum Number Four re: the addition of:

                    *    Dividend-Managed U.S. Large Company Portfolio II

                    *    Dividend-Managed U.S. Large Company Complement
                         Portfolio II

                    *    Dividend-Managed U.S. Marketwide Value Portfolio II

                    * Dividend-Managed U.S. Marketwide Value Complement Portfolio II

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 31/32 to the
                                   Registrant's Registration Statement on Form
                                   N-1A (later withdrawn)
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   May 15, 2000.

               (v) Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

                    * RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

                    * RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

                    * RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing: Post-Effective Amendment No. 32/33 to the Registrant's Registration Statement on Form N-1A.

                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   January 26, 2001.

               (vi) Addendum Number Six re: the reflection of the following name changes:

                    * DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio

                    * U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

                    * U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

                    * U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

                    INCORPORATED HEREIN BY REFERENCE TO:

                    Filing:        Post-Effective Amendment No. 33/34 to the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                    File Nos.:     33-33980 and 811-6067.
                    Filing Date:   March 23, 2001.

               (vii) Addendum Number Seven re: the reflection of the following name change:

                    * AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                    EX-99.h.1.vii.

          (2) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Administration and Accounting Services Agreement") dated July 12, 1991.

               INCORPORATED HEREIN BY REFERENCE TO:

               Filing:        Post-Effective Amendment No. 19/20 to the
                              Registrant's Registration Statement on Form N-1A.
               File Nos.:     33-33980 and 811-6067.
               Filing Date:   March 3, 1998.

               (i)   Addendum Number One

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:        Post-Effective Amendment No. 21/22 to the
                                    Registrant's Registration Statement on Form
                                    N-1A.
                     File Nos.:     33-33980 and 811-6067.

                     Filing Date:   January 22, 1999.

               (ii)  Addendum Number Two re: the addition of:

                     *    Tax-Managed U.S. Marketwide Value Portfolio XI

                     *    U.S. Large Company Institutional Index Portfolio

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:        Post-Effective Amendment No. 28/29 to the
                                    Registrant's Registration Statement on Form
                                    N-1A.
                     File Nos.:     33-33980 and 811-6067.
                     Filing Date:   September 13, 1999.

               (iii)  Addendum Number Three re: the addition of:

                     *    U.S. 6-10 Small Company Portfolio K

                     *    U.S. Large Cap Value Portfolio K

                     *    U.S. 4-10 Value Portfolio K

                     *    U.S. Large Company Portfolio K

                     *    DFA International Value Portfolio K

                     *    Emerging Markets Portfolio K

                     *    DFA One-Year Fixed Income Portfolio K

                     *    DFA Two-Year Global Fixed Income Portfolio K

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:        Post-Effective Amendment No. 30/31 to the
                                    Registrant's Registration Statement on Form
                                    N-1A
                     File Nos.:     33-33980 and 811-6067.
                     Filing Date:   April 26, 2000.

               (iv)  Addendum Number Four re: the addition of:

                     *    Dividend-Managed U.S. Large Company Portfolio II

                     *    Dividend-Managed U.S. Large Company Complement
                          Portfolio II

                     *    Dividend-Managed U.S. Marketwide Value Portfolio II

                     * Dividend-Managed U.S. Marketwide Value Complement Portfolio II

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:        Post-Effective Amendment No. 31/32 to the
                                    Registrant's Registration Statement on Form
                                    N-1A (later withdrawn)
                     File Nos.:     33-33980 and 811-6067.
                     Filing Date:   May 15, 2000.

               (v) Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

                     * RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

                     * RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

                     * RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:        Post-Effective Amendment No. 32/33 to the
                                    Registrant's Registration Statement on Form
                                    N-1A.
                     File Nos.:     33-33980 and 811-6067.
                     Filing Date:   January 26, 2001.

               (vi)  Form of Addendum Number Six re: the
                     reflection of the following name changes:
                     * DFA 6-10 Institutional Portfolio to DFA Small Cap Institutional Portfolio
                     *        U.S. 6-10 Small Company Portfolio
                              K to U.S. Small Cap Portfolio K
                     *        U.S. 4-10 Value Portfolio K to
                              U.S. Small XM Value Portfolio K
                     *        U.S. 6-10 Value Portfolio II to
                              U.S. Small Cap Value Portfolio II
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment
                                       No. 33/34 to the
                                       Registrant's Registration
                                       Statement on Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 23, 2001.

               (vii) Addendum Number Seven re: the reflection
                     of the following name change:
                     *        AAM/DFA Two-Year Corporate Fixed
                              Income Portfolio to AAM/DFA
                              Two-Year Fixed Income Portfolio
                     ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                     EX-99.h.2.vii.

      (3)      Administration Agreements between the Registrant and DFA.
               (i)   Form of Dated May 3, 1993 re: the:
                     *        DFA 6-10 Institutional Portfolio

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:       Post-Effective Amendment
                                   No. 19/20 to the  Registrant's
                                   Registration Statement on Form
                                   N-1A.
                     File Nos.:    33-33980 and 811-6067.
                     Filing Date:  March 3, 1998.

                     (aa)     Form of Addendum Number One re:
                              the reflection of the following
                              name change:
                     *        DFA 6-10 Institutional Portfolio
                              to DFA Small Cap Institutional
                              Portfolio
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:  Post-Effective Amendment No. 33/34
                     to the Registrant's Registration Statement
                     on Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 23, 2001.

               (ii)  Form of Dated December 1, 1993 re: the:
                     *        DFA International Value Portfolio
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (iii) Form of Dated July 1, 1994 re: the:
                     * DFA International Value Portfolio II INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (iv)  Form of Dated January 1, 1994 re: the:
                     *        U.S. 6-10 Value Portfolio II
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (v)   Form of Dated July 1, 1994 re: the:
                     *        U.S. Large Cap Value Portfolio

                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (vi)  Form of Dated September 30, 1994 re: the:
                     * DFA One-Year Fixed Income Portfolio II INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (vii) Form of Dated December 20, 1994 re: the:
                     *        U.S. Large Cap Value Portfolio III
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (viii)Form of Dated December 20, 1994 re: the:
                     * DFA International Value Portfolio III INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 19/20 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      March 3, 1998.

               (ix)  Form of Dated March 1, 1996 re: the:
                     * RWB/DFA U.S. High Book-to-Market Portfolio INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 12/13 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      December 15, 1995.

                     (aa) Addendum Number One re: the reflection of the following name change:

                              *        RWB/DFA U.S. High Book to Market
                                       Portfolio to the AAM/DFA U.S. High Book
                                       to Market Portfolio
                              INCORPORATED HEREIN BY REFERENCE TO:

                              Filing:           Post-Effective Amendment No.
                                                32/33 to the Registrant's
                                                Registration Statement on
                                                Form N-1A.
                              File Nos.:        33-33980 and 811-6067.
                              Filing Date:      January 26, 2001.

               (x)   Form of Dated July, 1997 re: the:
                     * DFA International Value Portfolio IV INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 16/17 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      June 20, 1997.

               (xi)  Form of Dated July, 1997 re: the:
                     *        Emerging Markets Portfolio II
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 16/17 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      June 20, 1997.

               (xii) Dated December 8, 1998 re: the:
                     *        Tax-Managed U.S. Marketwide Value
                              Portfolio II
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing:           Post-Effective Amendment No. 21/22 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                     File Nos.:        33-33980 and 811-6067.
                     Filing Date:      January 22, 1999.

               (xiii)  Dated September 13, 1999 re: the:
                       *       U.S. Large Company Institutional Index Portfolio
                       * Tax-Managed U.S. Marketwide Value Portfolio XI INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:         Post-Effective Amendment No. 28/29 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                       File Nos.:      33-33980 and 811-6067.
                       Filing Date:    September 13, 1999.

               (xiv)   Amended and Restated Administration Agreement re: the:
                       *        U.S. 6-10 Small Company Portfolio K
                       *        U.S. Large Cap Value Portfolio K
                       *        U.S. 4-10 Value Portfolio K
                       *        U.S. Large Company Portfolio K
                       *        DFA International Value Portfolio K
                       *        Emerging Markets Portfolio K
                       *        DFA One-Year Fixed Income Portfolio K
                       * DFA Two-Year Global Fixed Income Portfolio K INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:         Post-Effective Amendment No. 33/34 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                       File Nos.:      33-33980 and 811-6067.
                       Filing Date:    March 23, 2001

                       (aa) Form of Addendum Number One re: the reflection of the following name changes:
                                *        U.S. 6-10 Small Company Portfolio K to
                                         U.S. Small Cap Portfolio K
                                *        U.S. 4-10 Value Portfolio K to U.S.
                                         Small XM Value Portfolio K
                                INCORPORATED HEREIN BY REFERENCE TO:

                                Filing:            Post-Effective Amendment No.
                                                   33/34 to the Registrant's
                                                   Registration Statement on
                                                   Form N-1A.
                                File Nos.:         33-33980 and 811-6067.
                                Filing Date:       March 23, 2001.

               (4) Form of Client Service Agreements between Reinhardt, Werba, Bowen, Inc. ("RWB") and the Registrant.
                       (i)      Form of re: the:
                                * RWB/DFA Two-Year Government Portfolio INCORPORATED BY REFERENCE TO:

                                Filing:       Post-Effective Amendment No. 12/13
                                              Registrant's Registration
                                              Statement on Form N-1A.
                                File Nos.:    33-33980 and 811-6067.
                                Filing Date:  December 15, 1995.

                                (aa) Amended Agreement dated March 13, 1996 re: the:
                                       *        RWB/DFA Two-Year Government
                                                Portfolio.
                                       INCORPORATED HEREIN BY REFERENCE TO:

                                       Filing:       Post-Effective Amendment
                                                     No. 19/20 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  March 3, 1998.

                                (bb)     Amendment Number Two re:  the
                                         reflection of the  following name
                                         change:
                                       *        RWB/DFA Two-Year Government
                                                Portfolio to the AAM/DFA
                                                Two-Year Government Portfolio
                                       INCORPORATED HEREIN BY REFERENCE TO:

                                       Filing:       Post-Effective Amendment
                                                     No. 32/33 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  January 26, 2001.

                       (ii)    Form of re: the:
                                * RWB/DFA Two-Year Corporate Fixed Income Portfolio
                                INCORPORATED HEREIN BY REFERENCE TO:

                                Filing:          Post-Effective Amendment No.
                                                 2/13 Registrant's Registration
                                                 Statement on Form N-1A.
                                File Nos.:       33-33980 and 811-6067.
                                Filing Date:     December 15, 1995.

                                (aa)   Amended Agreement dated March 13, 1996
                                       re:
                                       *        RWB/DFA Two-Year Corporate Fixed
                                                Income Portfolio
                                       INCORPORATED HEREIN BY REFERENCE TO:
                                       Filing:       Post-Effective Amendment
                                                     No. 19/20 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  March 3, 1998.

                                (bb)     Amendment Number Two re:  the
                                         reflection of the following name
                                         change:
                                       *        RWB/DFA Two-Year Corporate Fixed
                                                Income Portfolio to the AAM/DFA
                                                Two-Year Corporate Fixed Income
                                                Portfolio
                                       INCORPORATED HEREIN BY REFERENCE TO:

                                       Filing:       Post-Effective Amendment
                                                     No. 32/33 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  January 26, 2001.

                                (cc)   Amendment Number Three re:  the
                                       reflection of the following name
                                       change:
                                       *        AAM/DFA Two-Year Corporate Fixed
                                                Income Portfolio to the AAM/DFA
                                                Two-Year Corporate Income
                                                Portfolio
                                       ELECTRONICALLY FILED HEREWITH AS
                                       EXHIBIT EX-99.h.4.ii.cc.

                       (iii)   Form of re: the:
                                *        RWB/DFA U.S. High Book-to-Market
                                         Portfolio
                                INCORPORATED HEREIN BY REFERENCE TO:

                                Filing:       Post-Effective Amendment No. 12/13
                                              to the Registrant's Registration
                                              Statement on Form N-1A.
                                File Nos.:    33-33980 and 811-6067.
                                Filing Date:  December 15, 1995.

                                (aa)   Amended Agreement dated March 13, 1996
                                       re:
                                       *        RWB/DFA U.S. High Book to Market
                                                Portfolio
                                       INCORPORATED HEREIN BY REFERENCE TO:
                                       Filing:       Post-Effective Amendment
                                                     No. 19/20 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  March 3, 1998.

                                (bb) Addendum Number Two re: the reflection of the following name change:
                                       *        RWB/DFA U.S. High Book to Market
                                                Portfolio to the AAM/DFA U.S.
                                                High Book to Market Portfolio
                                       INCORPORATED HEREIN BY REFERENCE TO:

                                       Filing:       Post-Effective Amendment
                                                     No. 32/33 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                       File Nos.:    33-33980 and 811-6067.
                                       Filing Date:  January 26, 2001.

               (5)     Form of Facility Agreement with DFA.

                       Previously filed with this registration statement and incorporated herein by reference.

               (6) Form of Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re: the:
                       *       U.S. Small Cap Portfolio II;
                       *       U.S. Large Cap Portfolio II; and
                       *       DFA International Value Portfolio II
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:         Post-Effective Amendment No. 19/20 to
                                       Registrant's Registration Statement on
                                       Form N-1A.
                       File Nos.:      33-33980 and 811-6067.
                       Filing Date:    March 3, 1998.

               (7) Expense Waiver and Assumption Agreement between the Registrant and DFA and dated July 27, 2001. INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:         Post-Effective Amendment No. 34/35 to the
                                       Registrant's Registration Statement on
                                       Form N-1A.
                       File Nos.:      33-33980 and 811-6067.
                       Filing Date:    March 27, 2002.


      (i)      Legal Opinion.
               (1) Opinion of Stradley, Ronon, Stevens & Young, LLP. INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No.33/34 to the
                                        Registrant's Registration Statement on
                                        Form N-1A.
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     March 23, 2001.

      (j)      Other Opinions.

               (1) Consents of PricewaterhouseCoopers LLP re: DFA International Value Portfolio.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 65/66 to
                                        DFA Investment Dimensions Group Inc.'s
                                        Registration Statement on Form N-1A.
                       File Nos.:       2-73948 and 811-3258.
                       Filing Date:     May 16, 2002.

      (k)      Omitted Financial Statements.
               Not applicable.

      (l)      Initial Capital Agreements.
               Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

      (m)      Rule 12b-1 Plan.
               Not applicable.

      (n)      Rule 18f-3 Plan.
               Not Applicable.

      (o)      Powers-of-Attorney.
               (1) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 29/30 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     March 22, 2000.

               (2) On behalf of The DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 29/30 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     March 22, 2000.

               (3) On behalf of the Registrant, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown, Esquire as attorneys-in-fact.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 32/33 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     January 26, 2001.

               (4) On behalf of The DFA Investment Trust Company, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 32/33 to
                                        the Registrant's Registration Statement
                                        on Form N-1A.
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     January 26, 2001.

      (p)      Codes of Ethics.
               (1)     Code of Ethics of Registrant and The DFA Investment
               Trust   Company
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 30/31 to
                                        the Registrant's Registration Statement
                                        on Form N-1A
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     April 26, 2000.

               (2)     Code of Ethics of Advisor and Underwriter.
                       INCORPORATED HEREIN BY REFERENCE TO:

                       Filing:          Post-Effective Amendment No. 30/31 to
                                        the Registrant's Registration Statement
                                        on Form N-1A
                       File Nos.:       33-33980 and 811-6067.
                       Filing Date:     April 26, 2000.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         None.

ITEM 25. INDEMNIFICATION.
         (a) Reference is made to Section 1 of Article Ten of the Registrant's By-Laws, approved through April 26, 2001, which are incorporated herein by reference to Post-Effective Amendment No. 30/31 to the Registrant's Registration Statement on Form N-1A as filed April
                  26, 2000, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
                  (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

                          (i)     unless it is proved that the person
                                  seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

                          (ii) provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

                  (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

         (b) Registrant's Articles of Incorporation, which are incorporated herein by reference, provide the following under Article Seventh:
                  (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General
                           Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

         (a) Dimensional Fund Advisors Inc. (the "Advisor"), with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value
                  Fund Inc. and DFA Investment Dimensions Group Inc.
                  The Advisor also serves as sub-advisor for certain other registered investment companies.

                  The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see

                  "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.
         (a) Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.
                  Not applicable.

         (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

         (c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant.
                  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
         The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

         NAME                                           ADDRESS
         Dimensional Investment Group Inc.              1299 Ocean Avenue
                                                        11th Floor
                                                        Santa Monica, CA  90401

         PFPC Inc.                                      400 Bellevue Parkway
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 35/36 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 15th day of May, 2002.

                           DIMENSIONAL INVESTMENT GROUP INC.
                                  (Registrant)

                                  By:     David G. Booth*
                                          David G. Booth, President
                                          (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 35/36 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                                 DATE
---------                  -----                                 ----
David G. Booth*            President, Director and               May 15, 2002
David G. Booth             Chairman-Chief Executive Officer
Rex A. Sinquefield*        Director and Chairman-Chief           May 15, 2002
Rex A. Sinquefield         Investment Officer
Michael T. Scardina*       Chief Financial Officer; Treasurer    May 15, 2002
Michael T. Scardina        and Vice President
George M. Constantinides*  Director                              May 15, 2002
George M. Constantinides
John P. Gould*             Director                              May 15, 2002
John P. Gould
Roger G. Ibbotson*         Director                              May 15, 2002
Roger G. Ibbotson
Myron S. Scholes *         Director                              May 15, 2002
Myron S. Scholes
Abbie J. Smith *           Director                              May 15, 2002
Abbie J. Smith

         * By: /s/ Valerie A. Brown
                   Valerie A. Brown
                   Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 15th day of May, 2002.

                           THE DFA INVESTMENT TRUST COMPANY
                                            (Registrant)

                           By:     David G. Booth*
                                   David G. Booth, President
                                   (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 35/36 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

SIGNATURE                  TITLE                                  DATE
---------                  -----                                  ----
David G. Booth*            President, Trustee and Chairman-Chief  May 15, 2002
David G. Booth             Executive Officer

Rex A. Sinquefield*        Trustee and Chairman-Chief Investment  May 15, 2002
Rex A. Sinquefield         Officer

Michael T. Scardina*       Chief Financial Officer; Treasurer     May 15, 2002
Michael T. Scardina        and Vice President

George M. Constantinides*  Trustee                                May 15, 2002
George M. Constantinides

John P. Gould*             Trustee                                May 15, 2002
John P. Gould

Roger G. Ibbotson*         Trustee                                May 15, 2002
Roger G. Ibbotson

Myron S. Scholes *         Trustee                                May 15, 2002
Myron S. Scholes

Abbie J. Smith *           Trustee                                May 15, 2002
Abbie J. Smith

         * By: /s/ Valerie A. Brown
                   Valerie A. Brown
                   Attorney-in-Fact (Pursuant to a Power of Attorney)

                                  EXHIBIT INDEX

N-1A                   EDGAR
EXHIBIT NO.            EXHIBIT NO.           DESCRIPTION
-----------            -----------           -----------
23(d)(1)(ii)           EX-99.d.1.ii          Addendum Number Two to Investment
                                             Advisory Agreement

23(g)(1)(vii)          EX-99.g.1.vii         Addendum Number Seven to Custodian
                                             Agreement

23(h)(1)(vii)          EX-99.h.1.vii         Addendum Number Seven to Transfer
                                             Agency Agreement

23(h)(2)(vii)          EX-99.h.2.vii         Addendum Number Seven to
                                             Administration and Accounting
                                             Services Agreement

23(h)(4)(ii)(cc)       EX-99.h.3.ii.cc       Addendum Number Two to Client
                                             Service Agreement